UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     34
Form 13F Information Table Value Total:     $20,561




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                 MKT VALUE   TOTAL #      PUT/CALL INVSTMT  OTHER
NAME OF ISSUER                    CLASS CUSIP NO (x$1000)    OF SHARES SH          DSCRETN  MANAGERS

AT&T INC                          COM   00206R102        453     15,845SH          DEFINED           0
ABBOTT LABORATORIES               COM   002824100        563     10,777SH          DEFINED           0
AON CORP                          COM   037389103        487     12,460SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B    COM   084670702        723      8,745SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO           COM   110122108        709     26,135SH          DEFINED           0
CHEVRON CORP NEW                  COM   166764100        563      6,945SH          DEFINED           0
CHUBB CORP                        COM   171232101        681     11,945SH          DEFINED           0
DTE ENERGY CO                     COM   233331107        651     14,165SH          DEFINED           0
DELL INC                          COM   24702R101        401     30,935SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR        COM   25243Q205        510      7,397SH          DEFINED           0
EMERSON ELECTRIC COMPANY          COM   291011104        739     14,035SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP       COM   29273R109        659     13,650SH          DEFINED           0
FLUOR CORP (NEW)                  COM   343412102        394      7,950SH          DEFINED           0
GENERAL ELECTRIC COMPANY          COM   369604103        338     20,810SH          DEFINED           0
HONEYWELL INTERNATIONAL INC       COM   438516106        337      7,665SH          DEFINED           0
INTEL CORPORATION                 COM   458140100        689     35,879SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE    COM   459200101        702      5,234SH          DEFINED           0
JPMORGAN CHASE & CO               COM   46625H100        317      8,331SH          DEFINED           0
JOHNSON & JOHNSON                 COM   478160104        898     14,498SH          DEFINED           0
KIMBERLY CLARK                    COM   494368103        715     10,998SH          DEFINED           0
KRAFT FOODS INC-A                 COM   50075N104        658     21,325SH          DEFINED           0
KROGER COMPANY                    COM   501044101        495     22,845SH          DEFINED           0
MARSH & MCLENNAN COS INC          COM   571748102        497     20,610SH          DEFINED           0
MICROSOFT CORP                    COM   594918104        534     21,786SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH    COM   641069406        965     18,007SH          DEFINED           0
PFIZER INC                        COM   717081103        579     33,720SH          DEFINED           0
PROCTER AND GAMBLE COMPANY        COM   742718109        592      9,875SH          DEFINED           0
QUALCOMM INC                      COM   747525103        582     12,885SH          DEFINED           0
SPDR TRUST UNIT SER 1             COM   78462F103      1,626     14,250SH          DEFINED           0
SYSCO CORP                        COM   871829107        580     20,320SH          DEFINED           0
UNITEDHEALTH GROUP INC            COM   91324P102        308      8,765SH          DEFINED           0
VERIZON COMMUNICATIONS            COM   92343V104        604     18,548SH          DEFINED           0
WELLPOINT INC                     COM   94973V107        573     10,110SH          DEFINED           0
WELLS FARGO & CO (NEW)            COM   949746101        440     17,501SH          DEFINED           0


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